Schedule of Assumptions Using Black-Scholes Option Pricing Model (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Risk free interest rate			1.21%
Expected life (in years)
Expected Volatility			113.93%
Expected dividend yield			0.00%	0.00%
Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Risk free interest rate	0.39%
Expected life (in years)	1 year		2 years
Expected Volatility	96.24%
Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Risk free interest rate	1.279%
Expected life (in years)	5 years 4 months 13 days		10 years
Expected Volatility	112.54%